Leases - Schedule of Maturities of Finance Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturities of Finance Lease Liabilities [Abstract]
Less than 1 year	$ 199,722	$ 322,296
More than 1 year	91,500	221,097
Total undiscounted lease payments	291,222	543,393
Less: Interest	(8,710)	(18,838)
Finance lease liabilities	282,512	524,555
Representing:-
Current liabilities	193,092	308,125
Non-current liabilities	89,420	216,430
Finance lease liabilities	$ 282,512	$ 524,555